Share-based compensation - Outstanding Stock Options (Details) - 12 months ended Dec. 31, 2022	€ / shares shares	$ / shares shares
EUR-denominated Option Awards
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	47,607	47,607
Weighted average remaining contractual life of outstanding (years)	2 years 29 days	2 years 29 days
EUR-denominated Option Awards | Price Range Three
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 50
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 60
Number of outstanding options, Range of exercise prices (in shares)	5,268	5,268
Weighted average remaining contractual life of outstanding (years)	11 months 15 days	11 months 15 days
EUR-denominated Option Awards | Price Range Four
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 60
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 70
Number of outstanding options, Range of exercise prices (in shares)	10,773	10,773
Weighted average remaining contractual life of outstanding (years)	11 months 15 days	11 months 15 days
EUR-denominated Option Awards | Price Range Five
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 70
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 80
Number of outstanding options, Range of exercise prices (in shares)	10,109	10,109
Weighted average remaining contractual life of outstanding (years)	2 years 4 months 6 days	2 years 4 months 6 days
EUR-denominated Option Awards | Price Range Six
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 80
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 90
Number of outstanding options, Range of exercise prices (in shares)	10,791	10,791
Weighted average remaining contractual life of outstanding (years)	2 years 9 months 29 days	2 years 9 months 29 days
EUR-denominated Option Awards | Price Range Seven
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 90
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 100
Number of outstanding options, Range of exercise prices (in shares)	10,666	10,666
Weighted average remaining contractual life of outstanding (years)	2 years 8 months 23 days	2 years 8 months 23 days
EUR-denominated Option Awards | Price Range Eight
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 100
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 110
Number of outstanding options, Range of exercise prices (in shares)	0	0
Weighted average remaining contractual life of outstanding (years)	0 years	0 years
US-denominated Option Awards
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	32,138	32,138
Weighted average remaining contractual life of outstanding (years)	2 years 1 month 2 days	2 years 1 month 2 days
US-denominated Option Awards | Price Range Three
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 50
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 60
Number of outstanding options, Range of exercise prices (in shares)	0	0
Weighted average remaining contractual life of outstanding (years)	0 years	0 years
US-denominated Option Awards | Price Range Four
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 60
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 70
Number of outstanding options, Range of exercise prices (in shares)	278	278
Weighted average remaining contractual life of outstanding (years)	21 days	21 days
US-denominated Option Awards | Price Range Five
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 70
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 80
Number of outstanding options, Range of exercise prices (in shares)	828	828
Weighted average remaining contractual life of outstanding (years)	3 months 18 days	3 months 18 days
US-denominated Option Awards | Price Range Six
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 80
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 90
Number of outstanding options, Range of exercise prices (in shares)	8,855	8,855
Weighted average remaining contractual life of outstanding (years)	1 year 10 months 24 days	1 year 10 months 24 days
US-denominated Option Awards | Price Range Seven
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 90
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 100
Number of outstanding options, Range of exercise prices (in shares)	15,308	15,308
Weighted average remaining contractual life of outstanding (years)	2 years 18 days	2 years 18 days
US-denominated Option Awards | Price Range Eight
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 100
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 110
Number of outstanding options, Range of exercise prices (in shares)	6,869	6,869
Weighted average remaining contractual life of outstanding (years)	2 years 8 months 26 days	2 years 8 months 26 days